Cash and cash equivalents - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Cash and cash equivalents
Term deposits	€ 95,000,000
Cash and cash equivalents	€ 166,803,000	€ 64,239,000	$ 40,300,000
Maturity Period For Term Deposit	3 months
Maturity exceeding 3 months
Cash and cash equivalents
Term deposits	€ 50,000,000
Maturity less than 3 months.
Cash and cash equivalents
Term deposits	€ 45,000,000